UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Sector Gamma AS
Address:                Filipstad Brygge 2, P.O. Box 1994 Vika
                        Oslo, Norway 0125

Form 13F File Number:   28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/Arild Blikom               Oslo, Norway               August 13, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         29

Form 13F Information Table Value Total:      $304,128 (thousands)

List of Other Included Managers:  None



------------------------------------------------------------------------------------------------------------------------------------
Column 1                      Column 2  Column 3   Column 4              Column 5       Column 6    Column 7          Column 8
                                                              Shares or
                              Title of               Value    Principal    SH/    PUT/  Investment   Other        Voting Authority
Name of Issuer                 Class      Cusip    (x$1,000)   Amount      PRN    CALL  Discretion  Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                COM      345838106    28,730     821,100    SH              SOLE       NONE      821,100
LILLY ELI & CO                 COM      532457108    25,150     586,107    SH              SOLE       NONE      586,107
BOSTON SCIENTIFIC CORP         COM      101137107    24,358   4,296,000    SH              SOLE       NONE    4,296,000
MERCK & CO INC NEW             COM      58933Y105    21,497     514,900    SH              SOLE       NONE      514,900
LIFE TECHNOLOGIES CORP         COM      53217V109    16,658     370,250    SH              SOLE       NONE      370,250
EXPRESS SCRIPTS INC            COM      302182100    15,850     283,900    SH              SOLE       NONE      283,900
WATSON PHARMACEUTICALS INC     COM      942683103    12,508     169,045    SH              SOLE       NONE      169,045
AMYLIN PHARMACEUTICALS INC     COM      032346108    11,906     421,753    SH              SOLE       NONE      421,753
RESMED INC                     COM      761152107    11,425     366,200    SH              SOLE       NONE      366,200
ST JUDE MED INC                COM      790849103    10,846     271,771    SH              SOLE       NONE      271,771
BRISTOL MYERS SQUIBB CO        COM      110122108    10,802     300,481    SH              SOLE       NONE      300,481
JOHNSON AND JOHNSON            COM      478160104    10,607     157,000    SH              SOLE       NONE      157,000
MEDTRONIC INC                  COM      585055106    10,469     270,320    SH              SOLE       NONE      270,320
AMERISOURCEBERGEN CORP         COM      03073E105    10,310     262,000    SH              SOLE       NONE      262,000
VERTEX PHARMACEUTICALS INC     COM      92532F100    10,010     179,000    SH              SOLE       NONE      179,000
CIGNA CORPORATION              COM      125509109     9,504     216,000    SH              SOLE       NONE      216,000
TENET HEALTHCARE CORP          COM      88033G100     8,463   1,615,100    SH              SOLE       NONE    1,615,100
ONYX PHARMACEUTICALS INC       COM      683399109     8,247     124,115    SH              SOLE       NONE      124,115
BAXTER INTL INC                COM      071813109     8,058     151,600    SH              SOLE       NONE      151,600
CUBIST PHARMACEUTICALS INC     COM      229678107     7,523     198,442    SH              SOLE       NONE      198,442
AUXILIUM PHARMACEUTICALS INC   COM      05334D107     6,903     256,700    SH              SOLE       NONE      256,700
COMMUNITY HEALTH SYSTEMS INC   COM      203668108     6,450     230,100    SH              SOLE       NONE      230,100
WALGREEN CO                    COM      931422109     4,437     150,000    SH              SOLE       NONE      150,000
OPTIMER PHARMACEUTICALS INC    COM      68401H104     3,492     225,000    SH              SOLE       NONE      225,000
MYLAN LABORATORIES INC         COM      628530107     2,842     133,000    SH              SOLE       NONE      133,000
QUEST DIAGNOSTICS INC          COM      74834L100     2,818      47,050    SH              SOLE       NONE       47,050
SPECTRUM PHARMACEUTICALS INC   COM      84763A108     2,412     155,000    SH              SOLE       NONE      155,000
DENDREON CORP                  COM      24823Q107     1,221     165,000    SH              SOLE       NONE      165,000
UNITED THERAPEUTICS CORP DEL   COM      91307C102       632      12,800    SH              SOLE       NONE       12,800

                                                    304,128
